Financial assets at fair value through other comprehensive income - Securities (Tables)	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Other Comprehensive Income - Securities
Schedule of fair value and corresponding gross carrying amount of financial assets at fair value through other comprehensive income- securities assets

	12/31/2024				12/31/2023
	Cost	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value	Cost	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value
Brazilian government securities	67,954	(3,577)	-	64,377	84,567	(662)	-	83,905
Other government securities	36	-	(36)	-	36	-	(36)	-
Government securities – Latin America	21,421	56	(7)	21,470	23,715	158	(1)	23,872
Government securities – Abroad	13,072	(46)	-	13,026	9,923	(12)	(1)	9,910
Corporate securities	8,981	(1,337)	(214)	7,430	13,252	(771)	(129)	12,352
Shares	1,762	(1,196)	-	566	6,960	(817)	-	6,143
Rural product note	127	(1)	-	126	-	-	-	-
Bank deposit certificates	82	1	-	83	44	1	(1)	44
Real estate receivables certificates	60	(3)	-	57	65	2	-	67
Debentures	1,708	(38)	(172)	1,498	1,837	21	(85)	1,773
Eurobonds and other	4,957	(107)	(38)	4,812	4,081	16	(40)	4,057
Financial bills	51	2	-	53	-	-	-	-
Other	234	5	(4)	235	265	6	(3)	268
Total	111,464	(4,904)	(257)	106,303	131,493	(1,287)	(167)	130,039

Schedule of gross carrying amount and fair value of financial assets through other comprehensive income -securities by maturity

	12/31/2024		12/31/2023
	Cost	Fair value	Cost	Fair value
Current	41,123	39,877	49,545	48,643
Non-stated maturity	1,762	566	6,960	6,143
Up to one year	39,361	39,311	42,585	42,500
Non-current	70,341	66,426	81,948	81,396
From one to five years	49,121	47,809	56,984	56,886
From five to ten years	11,201	10,803	14,518	14,585
After ten years	10,019	7,814	10,446	9,925
Total	111,464	106,303	131,493	130,039

Schedule of equity instruments at fair value through other comprehensive income- securities

	12/31/2024				12/31/2023
	Cost	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value	Cost	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value
Current
Non-stated maturity
Shares	1,762	(1,196)	-	566	6,960	(817)	-	6,143
Total	1,762	(1,196)	-	566	6,960	(817)	-	6,143

Schedule of reconciliation of expected loss for financial assets at fair value through other comprehensive instrument- securities, segregated by stages

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(117)	(41)	(2)	10	55	-	(21)	-	(116)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	(1)	(6)	-	-	-	-	-	-	(7)
Government securities - Abroad	(1)	1	-	-	-	-	-	-	-
Corporate securities	(79)	(36)	(2)	10	55	-	(21)	-	(73)
Debentures	(46)	(43)	-	5	54	-	(15)	-	(45)
Eurobonds and other	(30)	8	(2)	5	1	-	(6)	-	(24)
Other	(3)	(1)	-	-	-	-	-	-	(4)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(24)	(83)	(41)	55	21	-	(55)	-	(127)
Corporate securities	(24)	(83)	(41)	55	21	-	(55)	-	(127)
Bank deposit certificate	(1)	1	-	-	-	-	-	-	-
Debentures	(13)	(86)	(24)	49	15	-	(54)	-	(113)
Eurobonds and other	(10)	2	(17)	6	6	-	(1)	-	(14)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(26)	(14)	-	26	-	-	-	-	(14)
Corporate securities	(26)	(14)	-	26	-	-	-	-	(14)
Debentures	(26)	(14)	-	26	-	-	-	-	(14)

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	(114)	(44)	(5)	17	38	8	(17)	-	(117)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	(1)	(2)	-	-	7	-	(5)	-	(1)
Government securities - Abroad	-	(1)	-	-	-	-	-	-	(1)
Corporate securities	(77)	(41)	(5)	17	31	8	(12)	-	(79)
Rural product note	(1)	-	-	1	-	-	-	-	-
Bank deposit certificate	-	(12)	(1)	5	-	8	-	-	-
Debentures	(45)	(17)	(2)	4	14	-	-	-	(46)
Eurobonds and other	(27)	(12)	(2)	6	17	-	(12)	-	(30)
Other	(4)	-	-	1	-	-	-	-	(3)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	(25)	(8)	4	17	26	(38)	-	(24)
Government securities - Latin America	-	-	-	2	5	-	(7)	-	-
Corporate securities	-	(25)	(8)	2	12	26	(31)	-	(24)
Bank deposit certificate	-	(1)	-	-	-	-	-	-	(1)
Debentures	-	(25)	-	-	-	26	(14)	-	(13)
Eurobonds and other	-	1	(8)	2	12	-	(17)	-	(10)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	-	-	8	-	-	(8)	(26)	(26)
Corporate securities	-	-	-	8	-	-	(8)	(26)	(26)
Bank deposit certificate	-	-	-	8	-	-	(8)	-	-
Debentures	-	-	-	-	-	-	-	(26)	(26)